Investment Risks - T. Rowe Price Science & Technology Fund, Inc.	Feb. 25, 2026
Science and technology companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Science and technology companies: A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in science and technology companies, the fund may perform poorly during a downturn in the science and technology industries. Science and technology companies can be adversely affected by, among other things, changes in government regulations or increased government scrutiny; dependency on patent protection and intellectual property rights, and the need for government approval; intense competition; and rapid obsolescence of products and services due to product compatibility, technological innovations, or changing consumer preferences.

Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Private placements and IPOs [Member]
Prospectus [Line Items]
Risk [Text Block]

Private placements and IPOs: Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. Investments in emerging market countries are subject to greater risk and overall volatility than investments in other developed markets.

Emerging markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Active management [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Stock investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Portfolio turnover [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover: High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.